Equity (Details 2) - shares	Dec. 31, 2018	Dec. 31, 2017 [1]	Dec. 31, 2016 [1]
Changes in capital stock, in number of shares
Number of shares outstanding	6,693,580,972	6,693,580,972	6,693,580,972
Common shares
Changes in capital stock, in number of shares
Number of shares outstanding	3,354,393,420	3,354,393,420	3,354,393,420
Preferred shares
Changes in capital stock, in number of shares
Number of shares outstanding	3,339,187,552	3,339,187,552	3,339,187,552

[1]	All share amounts presented for prior periods have been adjusted to reflect the stock split approved at the Special Shareholders' Meeting held on March 12, 2018 in proportion of one new share for every 10 shares held.